Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2024 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 4,497
Tier 1 capital	6,260
Total capital	4,684
Tier 1 leverage ratio	6,956
SLR	5,363
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	11,890
Tier 1 capital	9,926
Total capital	7,521
Tier 1 leverage ratio	4,378
SLR	$ 4,330